Other Accrued Expenses (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Chief Executive Officer [Member]
Other Accrued Expenses (Details) [Line Items]
Accrued professional services	$ 232,000	$ 267,000